PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
The following table sets forth the Company’s property and equipment excluding $44.1 million and $1.2 million classified as assets held for sale at September 30, 2016 and December 31, 2015, respectively :

(Amounts in 000’s)	Estimated Useful Lives (Years)	September 30, 2016	December 31, 2015
Buildings and improvements	5-40	$83,481	$128,912
Equipment	2-10	9,194	13,470
Land	—	3,988	7,128
Computer related	2-10	2,894	2,999
Construction in process	—	627	390
		100,184	152,899
Less: accumulated depreciation and amortization		(20,864)	(26,223)
Property and equipment, net		$79,320	$126,676

Property and Equipment consist of the following:

		December 31,
(Amounts in 000's)	Estimated Useful Lives (Years)	2015	2014
Buildings and improvements	5 - 40	$128,912	$128,136
Equipment	2 - 10	13,470	13,294
Land	—	7,128	7,127
Computer related	2 - 10	2,999	2,908
Construction in process	—	390	52
		152,899	151,517
Less: accumulated depreciation and amortization		26,223	20,524
Property and equipment, net		$126,676	$130,993